CONSOLIDATED STATEMENTS OF INCOME (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Interest income:
Loans, including fees	$ 4,462	$ 4,629	$ 8,823	$ 9,256
Taxable securities	632	1,026	1,312	2,341
Non taxable securities	259	163	486	249
Federal funds sold and securities purchased under resale agreements	9	11	15	17
Other	8	11	17	21
Total interest income	5,370	5,840	10,653	11,884
Interest expense:
Deposits	457	808	970	1,735
Federal funds sold and securities sold under agreement to repurchase	9	9	18	18
Other borrowed money	481	572	963	1,171
Total interest expense	947	1,389	1,951	2,924
Net interest income	4,423	4,451	8,702	8,960
Provision for loan losses	100	71	250	301
Net interest income after provision for loan losses	4,323	4,380	8,452	8,659
Non-interest income:
Deposit service charges	367	375	728	764
Mortgage origination fees	1,183	877	2,198	1,600
Investment advisory fees and non-deposit commissions	218	162	416	309
Gain (loss) on sale of securities	133	(38)	148	(27)
Gain on sale of other assets	32	(36)	30	14
Fair value gain (loss) adjustments	(2)	(4)	(2)	(37)
Other-than-temporary-impairment write-down on securities				(200)
Loss on early extinguishment of debt	(141)		(141)	(121)
Other	505	519	1,001	1,016
Total non-interest income	2,295	1,855	4,378	3,318
Non-interest expense:
Salaries and employee benefits	2,994	2,747	5,986	5,305
Occupancy	334	335	680	680
Equipment	314	283	597	570
Marketing and public relations	112	108	205	294
FDIC assessments	102	196	201	380
Other real estate expense	115	267	206	386
Amortization of intangibles	45	51	96	102
Other	939	921	1,791	1,803
Total non-interest expense	4,955	4,908	9,762	9,520
Net income before tax	1,663	1,327	3,068	2,457
Income taxes	460	399	827	730
Net income	1,203	928	2,241	1,727
Preferred stock dividends		168		337
Net income available to common shareholders	$ 1,203	$ 760	$ 2,241	$ 1,390
Basic earnings per common share (in dollars per share)	$ 0.23	$ 0.23	$ 0.42	$ 0.42
Diluted earnings per common share (in dollars per share)	$ 0.23	$ 0.23	$ 0.42	$ 0.42